Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	2.28
Maximum Aggregate Offering Price	$ 34,200,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,724
Offering Note
(1) The Form S-8 registration statement to which this Exhibit 107.1 is attached registers 17,000,000 shares of common stock, par value $0.001 of Lexicon Pharmaceuticals, Inc., a Delaware corporation, pursuant to the 2026 Equity Incentive Plan or 2026 Non-Employee Directors’ Equity Incentive Plan (the “Plans”), as noted above. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Common Stock as may be necessary to adjust the number of shares of common stock that may become issuable by reason of stock splits, stock dividends or similar transactions pursuant to the anti-dilution provisions of the Plans.

(2) Estimated solely for purposes of calculating the registration fee, in accordance with Rule 457(h), on the basis of the price of securities of the same class, as determined in accordance with Rule 457(c), using the average of the high and low prices for the common stock reported on The Nasdaq Capital Market on August 3, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	2.28
Maximum Aggregate Offering Price	$ 4,560,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 630
Offering Note
(1) The Form S-8 registration statement to which this Exhibit 107.1 is attached registers 17,000,000 shares of common stock, par value $0.001 of Lexicon Pharmaceuticals, Inc., a Delaware corporation, pursuant to the 2026 Equity Incentive Plan or 2026 Non-Employee Directors’ Equity Incentive Plan (the “Plans”), as noted above. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Common Stock as may be necessary to adjust the number of shares of common stock that may become issuable by reason of stock splits, stock dividends or similar transactions pursuant to the anti-dilution provisions of the Plans.

(2) Estimated solely for purposes of calculating the registration fee, in accordance with Rule 457(h), on the basis of the price of securities of the same class, as determined in accordance with Rule 457(c), using the average of the high and low prices for the common stock reported on The Nasdaq Capital Market on August 3, 2026.